BUSINESS COMBINATIONS, Pro Forma Information (Details) - Connexity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pro Forma Information [Abstract]
Revenues	$ 1,433,555	$ 1,258,214
Net income (loss)	$ (50,312)	$ (144,146)